Taxation	12 Months Ended
Dec. 31, 2022
Taxation
Taxation

24.  Taxation

(a) Income taxes

Cayman Islands

The Company was incorporated in the Cayman Islands and conducts most of its business through its subsidiaries located in Mainland China, Hong Kong, United States, United Kingdom, Germany, Norway and Netherlands. Under the current laws of the Cayman Islands, the Company is not subject to tax on either income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

PRC

Effective January 1, 2008, the Enterprise Income Tax Law (the “EIT Law”) in China unifies the enterprise income tax rate for the entities incorporated in China at 25%, unless they are eligible for preferential tax treatment, which will be granted to companies conducting businesses in certain encouraged sectors. NIO R&D, the Company’s subsidiary engaging in design and technology development activities, was qualified as a “high and new technology enterprise” (“HNTE”) for the fiscal years from 2022 to 2024, which entitled the entity a preferential tax rate of 15%. The qualification as HNTE is subject to self-evaluation, and the relevant documents should be retained for future examination purpose. Upon the expiration of qualification, re-accreditation of certification from the relevant authorities is necessary for the entities to continue enjoying the preferential tax treatment. The remaining Chinese companies are subject to enterprise income tax (“EIT”) at a uniform rate of 25%.

Under the EIT Law enacted by the National People’s Congress of PRC on March 16, 2007 and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by a foreign investment enterprise in the PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. Under the taxation arrangement between the PRC and Hong Kong, a qualified Hong Kong tax resident which is the “beneficial owner” and directly holds 25% or more of the equity interest in a PRC resident enterprise is entitled to a reduced withholding tax rate of 5%. The Cayman Islands, where the Company was incorporated, does not have a tax treaty with PRC.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC will be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, there is uncertainty as to the application of the EIT Law. Should the Company be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC income tax on worldwide income at a uniform tax rate of 25%.

According to relevant laws and regulations promulgated by the State Administration of Tax of the PRC effective from 2008 onwards, enterprises engaging in research and development activities are entitled to claim 200% or 175% of their qualified research and development expenses so incurred as tax deductible expenses when determining their assessable profits for the year (‘Super Deduction’). The additional deduction of 100% or 75% of qualified research and development expenses can only be claimed directly in the annual EIT filing and subject to the approval from the relevant tax authorities.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the subsidiaries of the Group incorporated in Hong Kong are subject to 8.25% profit tax on the first HKD2,000 taxable income and 16.5% profit tax on the remaining taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

Other Countries

The maximum applicable income tax rates of other countries where the Company’s subsidiaries having significant operations for the years ended December 31, 2020, 2021 and 2022 are as follows:

	For the Year Ended December 31,
	2020	2021	2022
United States	29.84%	29.84%	29.84%
United Kingdom	19.00%	19.00%	19.00%
Germany	32.98%	32.98%	32.98%
Norway	—	22.00%	22.00%
Netherlands	—	25.00%	25.80%

Composition of income tax expense for the periods presented are as follows:

	For the Year Ended December 31,
	2020	2021	2022
Current income tax expense	6,368	23,565	62,348
Deferred income tax expense	—	18,700	(7,245)
Total	6,368	42,265	55,103

Reconciliations of the income tax expense computed by applying the PRC statutory income tax rate of 25% to the Group’s income tax expense of the years presented are as follows:

	For the Year Ended December 31,
	2020	2021	2022
Loss before income tax expense	(5,297,714)	(3,974,684)	(14,382,001)
Income tax benefit computed at PRC statutory income tax rate of 25%	(1,324,429)	(993,671)	(3,595,500)
Non-deductible expenses	47,151	29,325	23,484
Foreign tax rates differential	(81,668)	100,690	395,543
Additional 100%/75% tax deduction for qualified research and development expenses	(36,775)	(546,805)	(750,736)
FDII Deduction	—	—	(10,356)
Tax exempted interest income	—	(2,194)	(8,847)
Non-taxable offshore income	(523,276)	—	—
US tax credits	(21,633)	(30,273)	(45,446)
Prior year True-ups	—	286,693	110,581
Effect of tax rate change	—	—	490,855
Prior year adjustments	(4,324)	—	—
Others	1,241	(1,206)	(5,154)
Change in valuation allowance	1,950,081	1,199,706	3,450,679
Income tax expense	6,368	42,265	55,103

The PRC statutory income tax rate was used because the majority of the Group’s operations are based in PRC.

(b) Deferred tax

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more-likely-than-not realized. This assessment primarily considers the nature, frequency and extent of the losses incurred and other historical objective evidences, as well as the considerations of forecasts of future profitability. These assumptions require significant judgment on the forecasts of future taxable income. The PRC statutory income tax rate of 25% or applicable preferential income tax rates were applied when calculating deferred tax assets.

The Group’s deferred tax assets and liabilities consist of the following components:

	As of December 31,
	2020	2021	2022
Deferred tax assets
Net operating loss carry-forwards	6,831,387	7,294,844	9,711,744
Accrued and prepaid expenses	534,693	1,136,278	1,666,519
Deferred revenue	251,778	559,815	940,633
Tax credit carry-forwards	233,326	243,198	301,437
Property, plant and equipment, net	64,191	—	—
Unrealized financing income	40,800	28,796	33,140
Intangible assets	36,702	85,439	89,328
Allowance against receivables	9,027	19,500	27,386
Deferred rent	9,791	—	29,731
Share-based compensation	6,857	10,695	6,951
Write-downs of inventory	1,162	713	452
Advertising expenses in excess of deduction limit	507	705	188
Equity securities with readily determinable fair value	—	—	150
Unrealized foreign exchange loss	(971)	—	1,704
Others	269	711	4,224
Less: Valuation allowance	(8,019,519)	(9,216,725)	(12,727,355)
Subtotal	—	163,969	86,232

Deferred tax liabilities
Equity securities without readily determinable fair value	—	(15,975)	(6,435)
Equity securities with readily determinable fair value	—	(2,725)	—
Equity method investments	—	—	(5,170)
Available for sale debt investment	—	(6,499)	(206,734)
Property, plant and equipment, net	—	(143,512)	(86,082)
Deferred rent	—	(18,752)	—
Unrealized foreign exchange loss	—	(1,705)	—
Subtotal	—	(189,168)	(304,421)
Total deferred tax liabilities, net	—	(25,199)	(218,189)

Full valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets are not more likely than not to be realizable in future tax years. Movement of valuation allowance is as follow:

	As of December 31,
	2020	2021	2022
Valuation allowance
Balance at beginning of the year	6,879,030	8,019,519	9,216,725
Additions	1,140,489	1,199,706	3,510,630
Balance at end of the year	8,019,519	9,216,725	12,727,355

The Group has tax losses arising in Mainland China of RMB37,979,030 that will expire in one to ten years for deduction against future taxable profit.

Loss expiring in 2023	1,213,835
Loss expiring in 2024	2,356,711
Loss expiring in 2025	4,094,099
Loss expiring in 2026	7,191,472
Loss expiring in 2027	9,090,262
Loss expiring in 2028	1,606,792
Loss expiring in 2029	5,334,423
Loss expiring in 2030	—
Loss expiring in 2031	—
Loss expiring in 2032	7,091,436
Total	37,979,030

The Group has tax losses arising in Hong Kong of RMB2,958,339 for which could be carried forward indefinitely against future taxable income. The Group has tax losses arising in United States of RMB4,124, RMB566,143 and RMB1,650,179 that will expire in fourteen, fifteen and infinite years for deduction against future taxable income. As of December 31, 2021 and 2022, the Group provided full valuation allowances for above net operating loss carry-forwards.

Uncertain Tax Position

The Group did not identify any significant unrecognized tax benefits for each of the periods presented. The Group did not incur any interest related to unrecognized tax benefits, did not recognize any penalties as income tax expense and also does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2022.

Tax years subject to examination by major jurisdictions

In general, the PRC tax authorities have up to five years to review a company’s tax filings. Accordingly, tax filings of the Company’s PRC subsidiaries and VIEs for tax years 2018 through 2022 remain subject to the review by the relevant PRC tax authorities.